Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]	As of December 31, 2014, the Company's commitments under such outstanding agreements are estimated as follows:

Period	(In millions)
2015	$15
2016	4
2017	3
2018	3
2019	2
Thereafter	26
Total	$53

Future minimum lease commitments under operating leases	Future minimum lease commitments under operating leases for the years ending after December 31, 2014, are as follows:

Period	(In millions)
2015	$12
2016	11
2017	7
2018	7
2019	7
Thereafter	133
Total	$177